Financial Liabilities - Schedule Representing Due Dates of the Financial Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure of offsetting of financial liabilities [line items]
Lease debts	$ 68,641
Trade payables	32,674	$ 29,264
Other non-current liabilities	6,640
Other current liabilities	14,499	8,497
Total Financial liabilities	122,454	$ 85,368
Less than One Year [member]
Disclosure of offsetting of financial liabilities [line items]
Lease debts	3,777
Trade payables	32,674
Other current liabilities	14,499
Total Financial liabilities	50,950
One to Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease debts	19,422
Other non-current liabilities	4,140
Total Financial liabilities	23,562
More than Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease debts	45,442
Other non-current liabilities	2,500
Total Financial liabilities	$ 47,942